Organization and business description	12 Months Ended
Dec. 31, 2020
Organization and business description
Note 1 - Organization and business description

Industrial Technical Holdings Corporation (“ITHC” or the “Company”) was incorporated on February 22, 2018 under the laws of the British Virgin Islands (“BVI”) as an investment holding company and it operates several subsidiaries with details as follows:

Company name	Ownership	Place and Date of incorporation	Paid-up capital	Principal activities
Industrial Technical Corporation Hong Kong Limited	100%	HKSAR / May 6 2008	Euro 500,000 and HK$10,000	Trading of the precision parts of agricultural equipment and machinery
Fortschritt China Agritech Limited	100%	HKSAR / June 13 2016	HK$ 100	Investment holding
Fortschritt Qingdao Agritech Ltd.	100%	PRC / December 22 2016	-	Design and engineering of the precision parts of agricultural equipment and machinery
Qingdao CSSC Technical Products Ltd.	100%	PRC / August 18 2005	$ 1,230,000	Design and engineering of the precision parts of agricultural equipment and machinery

On March 16, 2018, the Company entered into a share exchange agreement with ITC-HK (the “Reorganization”); ITC-HK exchanged 100% of its outstanding capital stock for 2,342,000 shares of common stock of the Company. ITC-HK was controlled by the majority shareholder of the Company, Andreas Spiegler, CEO, Principal Accounting Officer and Principal Financial Officer, and Simon Scholz, former Director.

In accordance with Accounting Standards Codification (“ASC”) 805-50-25, this Reorganization has been accounted for as a recapitalization among entities under common control. The “combination” of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the period presented comprise those of the previously separate entities consolidated from the beginning of the period to the end of the period. By eliminating the effects of intra-entity transactions in determining the results of operations for the period before the Reorganization, those results will be on substantially the same basis as the results of operations for the period after the date of combination. The effects of intra-entity transactions on current assets, current liabilities, revenue, and cost of sales for periods presented and on retained earnings (accumulated deficit) at the beginning of the periods presented are eliminated to the extent possible. Furthermore, ASC 805-50-45 5 indicates that the financial statements and financial information presented for prior years also shall be retrospectively adjusted to furnish comparative information.